Income taxes (Foreign rate differential by tax jurisdiction) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Line Items]
Pre-tax income (loss)	$ 1,266,495	$ (134,732)	$ 1,333,046
Local statutory tax rate	12.50%	12.50%	12.50%
Tax variance as a result of global activities	$ 4,914	$ (390)	$ 1,083
Permanent differences	(118,578)	(179,886)	7,596
Income (loss) before income taxes and income of investments accounted for under the equity method	1,147,917	(314,618)	1,340,642
Non-deductible expenses	19,100
Non-taxable income	18,900
Other permanent differences	7,400
Ireland
Income Tax Disclosure [Line Items]
Pre-tax income (loss)	$ 1,201,968	$ (160,739)	$ 1,324,100
Local statutory tax rate	12.50%	12.50%	12.50%
Variance to Irish statutory tax rate of 12.5%	0.00%	0.00%	0.00%
Tax variance as a result of global activities	$ 0	$ 0	$ 0
Income (loss) before income taxes and income of investments accounted for under the equity method	1,084,000
United States
Income Tax Disclosure [Line Items]
Pre-tax income (loss)	$ 42,253	$ 101,339	$ (30,041)
Local statutory tax rate	21.00%	21.00%	21.00%
Variance to Irish statutory tax rate of 12.5%	8.50%	8.50%	8.50%
Tax variance as a result of global activities	$ 3,592	$ 8,614	$ (2,553)
Other
Income Tax Disclosure [Line Items]
Pre-tax income (loss)	$ 22,274	$ (75,332)	$ 38,987
Local statutory tax rate	18.40%	24.50%	21.80%
Variance to Irish statutory tax rate of 12.5%	5.90%	12.00%	9.30%
Tax variance as a result of global activities	$ 1,322	$ (9,004)	$ 3,636
Non-deductible expenses	152,800
Non-taxable income	151,200
Other permanent differences	$ 116,900